Income Taxes - Schedule of Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Federal [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, Federal	$ 675	$ 675
Federal - Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, Federal	196,903	143,552
Subtotal - Federal [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, Federal	197,578	144,227
State [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, State	115,846	85,245
State - Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, State	12,814	8,038
Subtotal - State [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, State	128,660	93,283
Foreign [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, Foreign
Foreign - Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, Foreign
Subtotal - Foreign [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, Foreign